Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Principal Accounting Policies
Schedule of amounts of variable interest entity included in the Group's consolidated financial statements

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Cash and cash equivalents	356,891,990	189,666,212	29,067,619
Restricted cash	1,100,000	26,819,159	4,110,216
Accounts receivable, net	—	6,539	1,002
Other receivables, net	5,803,135	50,689,035	7,768,434
Amounts due from related parties, net of allowance for doubtful accounts of RMB60,490,862 and RMB60,790,862 as of December 31, 2019 and 2020, respectively	22,231,830	8,511,264	1,304,408
Other current assets	22,828,583	19,692,172	3,017,957
Long-term investments	18,950,000	8,950,000	1,371,648
Investment in affiliates	86,468,304	85,597,248	13,118,352
Property and equipment, net	971,091	519,018	79,543
Intangible assets, net	22,623,254	20,911,091	3,204,765
Other non-current assets	5,755,331	2,987,240	457,815
Right-of-use assets	1,393,451	912,471	139,842
Deferred tax assets	4,608,063	4,608,063	706,217
Total assets	549,625,032	419,869,512	64,347,818

Accrued payroll and welfare expenses	28,055,363	30,708,606	4,706,300
Income tax payable	19,815,543	52,409,793	8,032,152
Amounts due to related parties-current	10,963,967	11,011,967	1,687,658
Deferred revenue — current from related parties	28,056,641	10,267,812	1,573,611
Deferred revenue — current	17,211,666	7,594,166	1,163,857
Other current liabilities	13,940,969	7,700,862	1,180,209
Deferred revenue — non-current from related parties	4,774,671	1,362,240	208,772
Deferred revenue — non-current	311,651	104,835	16,067
Operating Lease Liabilities — non-current	642,309	138,156	21,173
Total liabilities	123,772,780	121,298,437	18,589,799

	Years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Net revenues	415,535,786	489,006,257	237,380,958	36,380,223
Third party	57,530,741	134,686,065	189,452,640	29,034,887
Related party	358,005,045	354,320,192	47,928,318	7,345,336
Operating cost and expenses	641,467,372	457,450,538	200,598,616	30,743,083
Net (loss) income attributable to ordinary shareholders	(406,544,377)	(13,401,093)	3,598,575	551,506
Cash flows used in operating activities:	(144,046,084)	(173,478,148)	(141,962,448)	(21,756,697)
Cash flows (used in) generated from investing activities:	(17,511,862)	2,481,771	455,829	69,859
Cash flows used in financing activities:	(200,000)	—	—	—

Schedule of estimated useful lives of property and equipment

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor vehicles	5 years

Schedule of disaggregation of revenue

	Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
One-time commissions	739,894,527	320,817,881	162,835,813	24,955,680
Related party	524,315,293	60,723,911	58,396,476	8,949,651
Third party	215,579,234	260,093,970	104,439,337	16,006,029
Recurring management fee	436,947,202	340,732,359	98,405,095	15,081,241
Related party	436,947,202	340,732,359	98,405,095	15,081,241
Recurring service fees	64,555,866	115,247,648	128,568,271	19,703,950
Related party	1,256,411	1,433,629	20,223,856	3,099,442
Third party	63,299,455	113,814,019	108,344,415	16,604,508
Other service fees	84,669,810	13,962,264	—	—
Related party	28,301,887	—	—	—
Third party	56,367,923	13,962,264	—	—
Total revenues	1,326,067,405	790,760,152	389,809,179	59,740,871

Summary of intangible assets estimated useful lives

Estimated Useful Lives in Years
Customer contracts	3.5 years
Internal-used software	10 years
Licenses amortized	Shorter of the legal rights or expected useful life